Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 7. Cash and cash equivalents Cash consists of deposits held at major banks and a USD 2.5 million investment with original maturity of 90 days.